Subsequent Events (Details) - USD ($)		1 Months Ended
	Feb. 11, 2022	Jul. 18, 2022	May 05, 2022	Feb. 28, 2022	Jul. 19, 2022	Mar. 31, 2022	Mar. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Down payment of promissory note						$ 267,000
Depositing to trust account						$ 174,247,973		$ 174,230,428
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrow amount							$ 267,000
Down payment of promissory note			$ 133,000				$ 267,000
Aggregate amount			$ 133,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Depositing to trust account		$ 100,000			$ 100,000
Loan amount		450,000
Redemptions of trust account		$ 18,048,122
Forecast [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued (in Shares)		15,466,711
Redemptions of trust account		$ 156,533,843
CleanTech Investments, LLC [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		150,000
CleanTech Sponsor I LLC [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 300,000
A Capital Markets Advisor [Member] | Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Potential business combination	$ 350,000
B Capital Markets Advisor [Member] | Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Potential business combination				$ 350,000